UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Troob Capital Management LLC

Address:   777 Westchester Avenue, Suite 203
           White Plains, New York 10604


Form 13F File Number: 028-11213


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Douglas Troob
Title:  Managing Member
Phone:  (914) 694-5777

Signature,  Place,  and  Date  of  Signing:

/s/ Douglas Troob                  White Plains, New York             11/9/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              11

Form 13F Information Table Value Total:  $       47,275
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AK STL HLDG CORP             COM            001547108      332    69,090 SH       SOLE                   69,090      0    0
BOISE INC                    COM            09746Y105   15,870 1,811,611 SH       SOLE                1,811,611      0    0
CHICAGO BRIDGE & IRON CO N V NY REGISTRY SH 167250109      838    22,000 SH       SOLE                   22,000      0    0
DANA HLDG CORP               COM            235825205    2,053   166,934 SH       SOLE                  166,934      0    0
FLUOR CORP                   COM            343412102      900    16,000 SH       SOLE                   16,000      0    0
INTL PAPER CO                COM            460146103    1,453    40,000 SH       SOLE                   40,000      0    0
JOURNAL COMMUNICATIONS INC   CL A           481130102   10,763 2,069,757 SH       SOLE                2,069,757      0    0
KBR INC                      COM            48242W106      865    29,000 SH       SOLE                   29,000      0    0
MEDIA GEN INC                CL A           584404107    3,527   680,806 SH       SOLE                  680,806      0    0
REVLON INC                   CL A NEW       761525609    8,427   545,820 SH       SOLE                  545,820      0    0
RITE AID CORP                COM            767754104    2,247 1,920,567 SH       SOLE                1,920,567      0    0


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